Unaudited Condensed Consolidated Balance Sheets		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 727,489	$ 104,030	¥ 11,351,952
Stable coins		3,496,550	500,000
Short-term investment		573,650	82,031	860,484
Accounts receivable		91,648	13,105	359,247
Prepaid expenses and other current assets		24,423,086	3,492,455	44,075,847
Total current assets		29,674,471	4,243,393	56,927,375
Non-current assets:
Property and equipment, net		30,676,971	4,386,749	31,511,097
Right-of-use assets, net		395,927	56,617	226,372
Other non-current assets		11,387,738	1,628,425	4,931,108
Total non-current assets		42,460,636	6,071,791	36,668,577
TOTAL ASSETS		72,135,107	10,315,184	93,595,952
Current liabilities:
Short-term borrowings		19,500,000	2,788,463	30,000,000
Current portion of long-term borrowings		2,200,000	314,596
Accounts payable		77,774	11,122	42,038
Deferred revenue		958,787	137,105	1,687,317
Income tax payable				2
Lease liabilities, current		246,403	35,235	219,202
Accrued expenses and other current liabilities		2,873,563	410,914	2,344,806
Total current liabilities		27,193,194	3,888,576	34,293,365
Non-current liabilities:
Long-term borrowings				2,200,000
Lease liabilities, non-current		126,200	18,046
Other long-term liabilities		116,667	16,684	280,000
Total non-current liabilities		242,867	34,730	2,480,000
TOTAL LIABILITIES		27,436,061	3,923,306	36,773,365
Commitments and Contingencies (Note 14)
SHAREHOLDERS’ EQUITY
Ordinary Shares ($0.0001 par value per share; 500,000,000 shares authorized as of June 30, 2025 and December 31, 2025; 22,000,000 shares issued and outstanding as of June 30, 2025 and December 31, 2025)	[1]	14,177	2,027	14,177
Additional paid-in capital		107,349,192	15,350,730	107,349,192
Share subscription receivable		(12,720)	(1,819)	(12,720)
Accumulated deficit		(61,193,004)	(8,750,483)	(49,761,797)
Accumulated other comprehensive loss		(1,458,599)	(208,577)	(766,265)
Total shareholders’ equity		44,699,046	6,391,878	56,822,587
TOTAL LIABILITIES AND SHAREHOLDES’ EQUITY		72,135,107	10,315,184	93,595,952
Related Party
Current assets:
Amounts due from related parties		362,048	51,772	279,845
Current liabilities:
Amounts due to a related party		¥ 1,336,667	$ 191,141

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization. (Note 1 (c)).